Derivatives - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 1.5	$ 1.5	$ 1.6